UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-05549

Reynolds Funds, Inc.

(Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management
290 S. Ulukoa Place
Lahaina, Hawaii 96761
(Name and address of agent for service)

(808) 661-1661

Registrant's telephone number, including area code:

Date of fiscal year end: September 30

Date of reporting period: September 30, 2006

Item 1. Reports to Stockholders.

ANNUAL REPORT
September 30, 2006
REYNOLDS FUNDS
No-Load Mutual Funds
Reynolds
Blue Chip Growth Fund
Seeking Long-Term Capital Appreciation

Reynolds
Opportunity Fund
Seeking Long-Term Capital Appreciation

Reynolds
Fund
Seeking Long-Term Capital Appreciation
1-800-773-9665
www.reynoldsfunds.com

REYNOLDS FUNDS

November 3, 2006

Dear Fellow Shareholders:

This past year can be characterized as a period of many crosscurrents in the U.S. economy including: (1) rising and then unchanged to lower interest rates, (2) rising and then lower energy prices and (3) a strong domestic economy with recent moderating growth. The U.S. economy continues in an expansionary mode. Gross Domestic Product (GDP) is estimated to increase 3.1% in calendar 2006 and 2.4% in calendar 2007 after increasing 3.2% in calendar 2005. Inflation, as measured by the Consumer Price Index, is estimated to increase 3.5% in calendar 2006 and 2.5% in calendar 2007 after increasing 3.4% in 2005. In the twelve months ended September 30, 2006 more than 1.5 million jobs have been created. Since August 2003 more than 6.5 million jobs have been created.

Oil prices more than tripled from 1998 until reaching their record high of $78 per barrel in July 2006. Recently oil prices declined more than 25% from their record high. Higher oil prices are a tax on consumers in terms of higher fuel prices. However, the U.S economy is now more service oriented and is not as dependent on oil as it was twenty years ago when it was more heavily industrial oriented. Oil consumption currently accounts for 12% of GDP. Twenty years ago it accounted for 18% of GDP. So far, higher oil prices have not appeared to inordinately affect economic growth as the economy is still strong.

The Federal Reserve (the Fed) raised short-term interest rates 17 times in quarter-point increments starting in June 2004. Interest rates were left unchanged at the last two Federal Reserve meetings starting in early August 2006. However, long-term interest rates are still near 40 year lows. We believe that the Fed has had the correct policy regarding interest rates in the last few years. Previously they reduced short-term interest rates to an artificially low level to stimulate the economy. Then when the economy was strong and jobs were being created, the Fed moved toward a more normal level of interest rates by raising them to protect against future economic imbalances including inflation. Now that short-term interest rates are at a more normal level, they have recently left rates unchanged.

In the long run, the strength of the economy and the level of corporate profitability have been key factors in determining the valuations of common stocks. We believe that these factors, which are currently positive, are the more important factors at the present time. Over the long-term, interest rates have usually risen during economic expansions and typically the stock market has appreciated. If interest rates do not go up too much from here, they should not be a significant negative for stocks.

Opportunistic Investing in Companies of Various Sizes

The Reynolds Funds invest in companies of various sizes as classified by their market capitalizations. A company’s market capitalization is calculated by taking the number of shares the company has outstanding multiplied by its current market price. This is one way that the Reynolds Funds differentiate their investment styles. Other considerations in selecting companies for the portfolios include revenue growth rates, product innovations, financial strength, management’s knowledge and experience plus the overall economic and geopolitical environments and interest rates.

Reynolds Blue Chip Growth Fund	Reynolds Opportunity Fund	Reynolds Fund
Portfolio as of September 30, 2006	Portfolio as of September 30, 2006	Portfolio as of September 30, 2006

Source: Morningstar web site and Morningstar Market Cap Breakpoints

Morningstar separates stock portfolio holdings into five market-capitalization groups: Giant, Large, Mid, Small and Micro. Of the 5,000 largest domestic stocks in the equities database, the top 1% are categorized as Giant, the next 4% are Large, the next 15% are Mid, the next 30% are Small, and the remaining 50% are Micro. Stocks outside of the largest 5,000 are also classified as Micro.

Market caps are the minimum in each cap group; therefore, the minimum large market cap is the large-mid breakpoint and mid is the mid-small breakpoint, etc. As of September 30, 2006 the minimums in each cap group were as follows:

(in millions)
Giant	$51,421.06
Large	$10,786.32
Mid	$1,876.97
Small	$530.95
Micro	<$530.95

Low Long-Term Interest Rates by Historical Standards Are a Significant Positive for Stock Valuations

Long-term interest rates remain at historically low levels. Low long-term interest rates usually result in higher stock valuations for many reasons including:

(1)	Long-term borrowing costs of corporations are lower resulting in higher business confidence and profits.
(2)	Long-term borrowing costs of individuals are lower which increases consumer confidence and spending.
(3)	A company’s stock is usually valued by placing a present value on that company’s future stream of earnings and dividends. The present value should be higher when interest and inflation rates are low.

The Reynolds Blue Chip Growth Fund

The long-term strategy of the Reynolds Blue Chip Growth Fund is to emphasize investment in “blue chip” growth companies. In the long-term these companies build value as their earnings grow. This growth in value should ultimately be recognized in higher stock prices for these companies. The Blue Chip Growth Fund’s total return was -3.1% for the nine months ended September 30, 2006.

Performance highlights (as of September 30, 2006)

	Cumulative Total Return	Average Annual Total Return
One Year	-1.70%	-1.70%
Three years	3.72%	1.23%
Five Years	-2.52%	-0.51%
Ten Years	33.62%	2.94%
Since inception (August 12, 1988)	228.74%	6.78%

The Reynolds Opportunity Fund

The Reynolds Opportunity Fund invests in “blue chip” growth companies in addition to emerging growth companies. A long-term investment in the Reynolds Opportunity Fund should be a good complement to a long-term investment in the Reynolds Blue Chip Growth Fund and the Reynolds Fund. The Opportunity Fund’s total return was -3.8% for the nine months ended September 30,2006.

Performance highlights (as of September 30, 2006)

	Cumulative Total Return	Average Annual Total Return
One Year	-5.46%	-5.46%
Three years	-1.66%	-0.56%
Five Years	7.12%	1.39%
Ten Years	20.35%	1.87%
Since inception (January 30, 1992)	88.25%	4.41%

The Fund’s Board of Directors declared a distribution on October 26, 2006 of $3.59693 per share from net long-term capital gains, payable October 27, 2006 to shareholders of record on October 25, 2006.

The Reynolds Fund

The Reynolds Fund is a general stock fund that owns companies of all types and sizes. The Reynolds Fund’s total return was 2.7% for the nine months ended September 30, 2006.

Performance highlights (as of September 30, 2006)

	Cumulative Total Return	Average Annual Total Return
One Year	-0.35%	-0.35%
Three years	-4.33%	-1.47%
Five Years	31.95%	5.70%
Since inception (October 1, 1999)	-42.60%	-7.62%
Economic Discussion

The World Economy

There are more than 1.3 billion people in the world who will be experiencing a higher standard of living and using and consuming more products as capitalism grows in China, Eastern Europe, and Russia. Many other countries, such as India and the democratic countries in Latin America, have rapidly emerging middle classes that desire western goods and services and governments that are encouraging foreign investment. Worldwide inflation remains low. There are many reasons for this, including: (1) committed central bankers; (2) fiscal restraint by governments; (3) more efficient economic systems; (4) growing acceptance of cost cutting and restructuring; and (5) privatization of inefficient state-run enterprises.

The Blue Chip, Opportunity, and Reynolds Funds are well positioned to participate in these long-term worldwide growth trends through their investments in U.S. headquartered and foreign headquartered companies whose stocks or American Depositary Receipts (ADRs) trade in the United States. We have some investments in foreign headquartered companies in the Reynolds Funds at the present time. We are planning on increasing our investments in foreign headquartered companies in the future where we believe that the long-term fundamentals are positive and their stock prices are attractive.

The U.S. Economy

The U.S. economy continues in a positive mode. The efficiencies of the economy resulting from such things as technology enhancements and productivity increases are impressive.

Consumer spending represents approximately 65% of GDP and has been a positive. GDP increased 3.2% in 2005 after increasing 3.9% in 2004, 2.7% in 2003, 1.9% in 2002, 0.8% in 2001 and 3.7% in 2000 . GDP is estimated to increase 3.1% in 2006 and 2.4% in 2007.

U.S. inflation is low relative to the last thirty-five years due to such factors as global competition, advances in technology resulting in increasing productivity, and technology innovations that are helping to lower production and distribution costs. U.S. inflation, as measured by the Consumer Price Index, increased 3.4% in 2005 after increasing 2.7% in 2004, 2.3% in 2003, 1.6% in 2002, 2.8% in 2001 and 3.4% in 2000. U.S. inflation is estimated to increase 3.5% in 2006 and 2.5% in 2007.

Investment Outlook

There are many investment positives. Among them are: (1) the economy is growing; (2) corporate profits are rising; (3) interest rate increases by the Fed have stopped near term; (4) U.S. industry is more competitive than at any time in the past quarter century and U.S. companies are the leaders in the majority of industries worldwide; (5) consumer spending and confidence is positive; (6) U. S. productivity continues to increase; (7) the Internet is beginning to produce efficiencies; (8) corporate cost cutting has been very successful; (9) most indicators in the economy are positive; (10) price-earnings ratios are in line with historical averages; and (11) Ben Bernanke, the new head of the Federal Reserve Board, appears to be quite capable.

Some possible investment negatives which we are watching are: (1) the possibility of higher inflation resulting in such things as higher interest rates; (2) high energy prices; (3) large federal spending and federal deficits; (4) high housing prices which are declining in some areas; (5) possible terrorist attacks; (6) problems with Iran, Iraq and North Korea; and (7) efforts to slow China’s economic boom.

Linked Money Market Fund

The First American Treasury Obligations Fund is a money market fund offered by U.S. Bancorp Fund Services, LLC, an affiliate of our Transfer Agent. This Fund is offered as a money market alternative to our shareholders. The First American Treasury Obligations Fund offers many free shareholder conveniences including automatic investment and withdrawal plans and check writing access to your funds and is linked to any holdings you have in the Reynolds Funds. Holdings in this Fund are also included on your quarterly statements.

Information about the Reynolds Funds

Reynoldsfunds.com web site: You can now access current information about your investment holdings via our web site, reynoldsfunds.com. You must first request a personal identification number (PIN) by calling our shareholder service representatives at (800) 773-9665. You will be able to view your account list, account detail (including balances), transaction history, distributions, and current Fund prices. Additional information available (PIN number not needed) includes quarterly updates of the returns of the Reynolds Funds, top ten holdings of each portfolio and industry percentages. Also, detailed statistics and graphs of past performances from a link to MSN Money for the three Reynolds Funds.

For automatic current daily net asset values: Call 1-800-773-9665 (1-800-7REYNOLDS) twenty-four hours-a-day, seven days a week and press “any key” then “1”. The updated current net asset values for all of the Reynolds Funds are usually available each business day after 5 P.M. (PST).

For First American Treasury Obligations Fund current one and seven day yields: Call 1-800-773-9665 and press “any key” then “1”.

For shareholders to automatically access their current account information: Call 1-800-773-9665 (twenty-four hours-a-day, seven days a week), press “any key” then “2” and enter your 16 digit account number which appears at the top right of your statement.

To speak to a Fund representative regarding current daily net asset values, current account information and any other questions: Call 1-800-773-9665 and press “0” from 6 A.M. to 5 P.M. (PST).

Shareholder statement frequency: Consolidated statements summarizing all Reynolds Funds and First American Treasury Obligations Fund accounts held by a shareholder are sent quarterly. In addition, individual Fund statements are sent when a shareholder purchases or redeems shares. Blue Chip, Opportunity and Reynolds Fund statements are sent twice a year if, and when, any ordinary income or capital gains are distributed.

Tax reporting: Individual 1099 forms, which summarize any dividend income and any long- or short-term capital gains, are sent annually to shareholders each January. The percentage of income earned from various government securities, if any, for the Reynolds Funds and the First American Treasury Obligations Fund are also reported in January.

Minimum investment: $1,000 for regular and retirement accounts ($100 for additional investments for all accounts - except for the Automatic Investment Plan, which is $50 for regular and retirement plan accounts).

Prototype plans for retirement plans: All types are offered including the Roth IRA, Coverdell Education Savings Account, SIMPLE IRA Plan, 401(k), SEP IRA, 403b and Fund Sponsored Qualified Retirement Plans.

Automatic Investment Plan: There is no charge to automatically debit your checking account to invest in any of the Reynolds Funds or the First American Treasury Obligations Fund ($50 minimum for any of these Funds) at periodic intervals to make automatic purchases in any of these Funds. This is useful for dollar cost averaging.

Systematic Withdrawal Plan: For shareholders with a $10,000 minimum starting balance, there is no charge to automatically redeem shares ($100 minimum) in any of the Reynolds Funds or the First American Treasury Obligations Fund as often as monthly and send a check to you or transfer funds to your bank account.

Free Check Writing: Free check writing ($100 minimum) is offered for accounts invested in the First American Treasury Obligations Fund.

Exchanges or regular redemptions between the Reynolds Funds and/or the First American Treasury Obligations Fund: As often as desired - no charge.

NASDAQ symbols: Reynolds Blue Chip Growth Fund - RBCGX, Reynolds Opportunity Fund - ROPPX, Reynolds Fund - REYFX, and First American Treasury Obligations Fund - FATXX.

Portfolio Manager: Frederick Reynolds is the portfolio manager of each of the Reynolds Funds.

The Reynolds Funds are No-Load: No front-end sales commissions or deferred sales charges (“loads”) are charged. Over 40% of all mutual funds impose these marketing charges that are ultimately paid by the shareholder. These marketing charges are either: (1) a front-end fee or “load” in which up to 5% of a shareholder’s assets are deducted from the original investment

(some funds even charge a fee when a shareholder reinvests capital gains or dividends); or (2) a back-end penalty fee or “load” which is typically deducted from a shareholder’s account if a shareholder redeems within five years of the original investment. These fees reduce a shareholder’s return. The Reynolds Funds are No-Load as they do not have these extra charges.

We appreciate your continued confidence in the Reynolds Funds and would like to welcome our new shareholders. We look forward to strong results in the future.

Sincerely,
Frederick L. Reynolds
President

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Reynolds Funds unless accompanied or preceded by the Funds’ current prospectus. Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.reynoldsfunds.com.

Reynolds Funds, Inc.
COST DISCUSSION

As a shareholder of the Reynolds Funds, you do not incur (except as described below) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees, but do incur ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Reynolds Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 through September 30, 2006.

Actual Expenses

The first line of each Fund in the table below provides information about actual account values and actual expenses for that particular Reynolds Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

In addition to the costs highlighted and described below, the only Reynolds Funds transaction costs you might currently incur would be wire fees ($15 per wire), if you choose to have proceeds from a redemption wired to your bank account instead of receiving a check. Additionally, U.S. Bank charges an annual processing fee ($15) if you maintain an IRA account with a Reynolds Fund. To determine your total costs of investing in a Reynolds Fund, you would need to add any applicable wire or IRA processing fees you’ve incurred during the period to the costs provided in the example below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a particular Reynolds Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Reynolds Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 4/1/06	Value 9/30/06	Period* 4/1/06-9/30/06
Reynolds Blue Chip Growth Fund Actual	$1,000.00	$ 900.30	$9.72
Hypothetical (5% return before expenses)	$1,000.00	$1,014.80	$10.30
Reynolds Opportunity Fund Actual	$1,000.00	$ 809.60	$8.98
Hypothetical (5% return before expenses)	$1,000.00	$1,015.10	$10.00
Reynolds Fund Actual	$1,000.00	$ 823.50	$11.25
Hypothetical (5% return before expenses)	$1,000.00	$1,012.70	$12.41
*
Expenses are equal to the Funds’ annualized expense ratio of 2.04%, 1.98% and 2.46%, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period between April 1, 2006 and September 30, 2006).

Reynolds Blue Chip Growth Fund
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The Reynolds Blue Chip Growth Fund’s performance was positively affected in its fiscal year ended September 30, 2006 by, among other things, the strong economy and corporate earnings. The Fund’s performance was negatively affected by, among other things, worries regarding higher interest rates, higher energy costs, flat to declining home prices and geopolitical events. The Blue Chip Fund was particularly helped by its emphasis on growth stocks in industries with stronger long-term outlooks, including: (1) Communications such as Motorola, Inc.; (2) Computer and Peripherals with leisure products such as Apple Computer, Inc.; (3) Defense such as General Dynamics Corp.; (4) Financial Services such as Merrill Lynch & Co., Inc.; (5) Internet such as Google Inc.; (6) Restaurants such as McDonald’s Corp.; (7) some Retail Stores such as Nordstrom, Inc.; and (8) some Specialty Retailers such as Abercrombie & Fitch Co., Best Buy Co., Inc. and Starbucks Corp. The Blue Chip Fund was negatively affected by, among other things, its holdings in: (1) Biotechnology such as Genentech, Inc.; (2) Building such as Home Depot, Inc. and Lowe’s Companies, Inc.; (3) Health Maintenance Organizations such as UnitedHealth Group Inc.; (4) Semiconductors such as Texas Instruments Inc.; (5) Semiconductor Capital Spending such as Teradyne, Inc.; and (6) some Retail Stores such as Costco Wholesale Corp. and Wal-Mart Stores, Inc. During the twelve months ended September 30, 2006 the S&P 500 increased 10.79% and the Blue Chip Fund decreased 1.70%. The Blue Chip Fund underperformed the S&P 500 during this period due to underperforming allocations among some industries and individual companies and a temporarily higher than normal cash allocation as the Fund went to a temporary defensive position.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
REYNOLDS BLUE CHIP GROWTH FUND AND S&P 500 INDEX(1)

AVERAGE ANNUAL TOTAL RETURN
1-YEAR	5-YEAR	10-YEAR
-1.70%	-0.51%	2.94%

Past performance is not predictive of future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)
The Standard & Poor’s 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Standard & Poor’s Ratings Group designates the stocks to be included in the Index on a statistical basis. A particular stock’s weighting in the Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding). Stocks may be added or deleted from the Index from time to time.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2006

Shares		Value
COMMON STOCKS — 68.6% (a)
	Airlines/Aerospace — 1.8%
4,000	AMR Corp.*	$92,560
3,000	Boeing Co.	236,550
2,000	General Dynamics Corp.	143,340
2,500	United Technologies Corp.	158,375
1,000	US Airways Group, Inc.*	44,330
		675,155
	Apparel — 0.5%
2,500	Phillips-Van Heusen Corp.	104,425
500	Polo Ralph Lauren Corp.	32,345
1,000	VF Corp.	72,950
		209,720
	Application Software — 1.1%
3,000	Intuit Inc.*	96,270
6,000	Microsoft Corp.	163,980
4,500	Oracle Corp.*	79,830
1,000	SAP AG SP-ADR	49,500
1,500	Symantec Corp.*	31,920
		421,500
	Automotive — 0.6%
1,500	CarMax, Inc.*	62,565
1,500	HONDA MOTOR CO.,
	LTD. SP-ADR	50,445
1,000	Toyota Motor Corp. SP-ADR	108,900
		221,910
	Banks — 0.9%
1,000	Bank of America Corp.	53,570
4,000	JPMorgan Chase & Co.	187,840
1,000	Mellon Financial Corp.	39,100
1,000	PNC Financial Services
	Group, Inc.	72,440
		352,950
	Beverages — 1.2%
1,500	The Coca-Cola Co.	67,020
2,500	Hansen Natural Corp.*	81,200
4,500	PepsiCo, Inc.	293,670
		441,890
	Biotechnology — 0.8%
1,000	Amgen Inc.*	71,530
1,500	Biogen Idec Inc.*	67,020
1,000	Genentech, Inc.*	82,700
1,000	Gilead Sciences, Inc.*	68,700
		289,950
	Building — 0.4%
3,000	Home Depot, Inc.	108,810
1,000	Lowe’s Companies, Inc.	28,060
		136,870
	Business Software & Services — 1.4%
8,000	Akamai Technologies, Inc.*	399,920
1,000	Automatic Data Processing, Inc.	47,340
1,500	First Data Corp.	63,000
1,000	Fiserv, Inc.*	47,090
		557,350
	Cable TV/Broadcasting — 0.4%
2,000	Comcast Corp.*	73,700
2,000	Grupo Televisa S.A. SP-ADR	42,520
2,500	News Corp.	49,125
		165,345
	Capital Equipment — 0.3%
2,000	Rockwell Automation Inc.	116,200

	Chemicals — 0.5%
2,000	3M Co.	148,840
1,500	International Flavors &
	Fragrances Inc.	59,310
		208,150
	Chemicals-Specialty — 0.4%
2,000	Sigma-Aldrich Corp.	151,340

	Communication Equipment — 1.8%
8,500	Corning Inc.*	207,485
1,000	L-3 Communications
	Holdings, Inc.	78,330
3,000	L.M. Ericsson Telephone
	Co. SP-ADR	103,350
1,500	PACCAR Inc.	85,530
6,000	QUALCOMM Inc.	218,100
		692,795

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006

Shares		Value
COMMON STOCKS — 68.6% (a) (Continued)
	Computer & Peripherals — 2.7%
8,500	Apple Computer, Inc.*	$654,755
1,000	CDW Corp.	61,680
1,500	Hewlett-Packard Co.	55,035
3,000	International Business
	Machines Corp.	245,820
		1,017,290
	Computer Networking — 0.6%
7,500	Cisco Systems Inc.*	172,500
1,000	Citrix Systems, Inc.*	36,210
1,000	WebEx Communications, Inc.*	39,020
		247,730
	Computer Software & Services — 0.5%
3,000	Adobe Systems Inc.*	112,350
3,000	Sybase, Inc.*	72,720
		185,070
	Drugs — 1.2%
1,500	Bristol-Myers Squibb Co.	37,380
2,000	Eli Lilly & Co.	114,000
3,500	Merck & Co. Inc.	146,650
1,000	Novo Nordisk A/S - SP-ADR	74,520
3,500	Pfizer Inc.	99,260
		471,810
	Electrical Equipment — 0.7%
1,500	Emerson Electric Co.	125,790
3,500	General Electric Co.	123,550
		249,340
	Electronics — 0.9%
27,500	GigaMedia Ltd.*	308,000
1,000	Molex Inc.	38,970
		346,970
	Energy-Services — 2.3%
3,000	BJ Services Co.	90,390
2,000	Cameron International Corp.*
	(Formerly Cooper
	Cameron Corp.)	96,620
2,500	Diamond Offshore
	Drilling, Inc.	180,925
2,500	Rowan Companies, Inc.	79,075
3,500	Schlumberger Ltd.	217,105
3,000	Smith International, Inc.	116,400
1,500	Transocean Inc.*	109,845
		890,360
	Engineering/Construction — 0.2%
1,000	Fluor Corp.	76,890

	Entertainment/Media — 1.1%
5,000	The Walt Disney Co.	154,550
2,500	Electronic Arts Inc.*	139,200
1,500	GameStop Corp.*	69,420
1,500	International Game Technology	62,250
		425,420
	Environmental Services — 0.4%
4,000	Waste Management, Inc.	146,720

	Financial Services — 6.2%
5,500	American Express Co.	308,440
1,000	Bear Stearns Companies Inc.	140,100
10,500	E*TRADE Financial Corp.*	251,160
500	Franklin Resources, Inc.	52,875
1,300	Goldman Sachs Group, Inc.	219,921
1,500	International Securities
	Exchange Holding, Inc.	70,335
500	Legg Mason, Inc.	50,430
3,000	Lehman Brothers Holdings Inc.	221,580
3,000	MasterCard, Inc.	211,050
4,000	Merrill Lynch & Co., Inc.	312,880
2,000	Morgan Stanley	145,820
1,500	NYSE Group Inc.*	112,125
1,000	Piper Jaffray Companies, Inc.*	60,620
1,500	T. Rowe Price Group Inc.	71,775
2,500	Charles Schwab Corp.	44,750
1,000	State Street Corp.	62,400
2,500	TD Ameritrade Holding Corp.	47,125
		2,383,386
	Food Wholesalers — 0.1%
1,500	Sysco Corp.	50,175

	Foods — 1.1%
1,000	Altria Group, Inc.	76,550

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006

Shares		Value
COMMON STOCKS — 68.6% (a) (Continued)
	Foods — 1.1% (Continued)
1,500	Archer-Daniels-Midland Co.	$56,820
3,000	General Mills, Inc.	169,800
1,000	Kellogg Co.	49,520
1,500	Kraft Foods Inc.	53,490
		406,180
	Gold & Silver — 0.2%
1,500	Barrick Gold Corp.	46,080
1,000	Newmont Mining Corp.	42,750
		88,830
	Health Maintenance Organizations — 0.8%
1,000	CIGNA Corp.	116,320
4,000	UnitedHealth Group Inc.	196,800
		313,120
	Home Appliances — 0.1%
500	Whirlpool Corp.	42,055

	Home Builders — 1.3%
2,000	Centex Corp.	105,240
3,000	D.R. Horton, Inc.	71,850
1,000	KB HOME	43,800
2,000	Lennar Corp.	90,500
1,000	Pulte Homes, Inc.	31,860
1,000	Ryland Group, Inc.	43,210
4,500	Toll Brothers, Inc.*	126,360
		512,820
	Hotel — 2.4%
1,000	Choice Hotels
	International, Inc.	40,900
3,000	Harrah’s Entertainment, Inc.	199,290
4,500	Hilton Hotels Corp.	125,325
1,000	Las Vegas Sands Corp.*	68,350
4,500	Marriott International, Inc.	173,880
3,000	MGM MIRAGE*	118,470
2,000	Starwood Hotels &
	Resorts Worldwide, Inc.	114,380
1,000	Wynn Resorts, Ltd.*	68,010
		908,605
	Household Products — 1.7%
3,000	Clorox Co.	189,000
1,000	Colgate-Palmolive Co.	62,100
1,500	Masco Corp.	41,130
3,500	Procter & Gamble Co.	216,930
2,000	Snap-on Inc.	89,100
1,000	Wyeth	50,840
		649,100
	Insurance — 2.0%
5,000	Allstate Corp.	313,650
2,000	American International
	Group, Inc.	132,520
2,000	Chubb Corp.	103,920
1,000	Lincoln National Corp.	62,080
3,000	MetLife, Inc.	170,040
		782,210
	Integrated Oil & Gas — 0.8%
1,000	Chevron Corp.	64,860
1,500	ConocoPhillips	89,295
1,500	Exxon Mobil Corp.	100,650
1,000	Occidental Petroleum Corp.	48,110
		302,915
	Internet Information Providers — 1.6%
1,400	Google Inc.*	562,660
2,000	Yahoo! Inc.*	50,560
		613,220
	Internet Software & Services — 0.5%
1,500	Priceline.com Inc.*	55,185
9,000	Redback Networks Inc.*	124,920
		180,105
	Machinery — 1.7%
2,000	Caterpillar Inc.	131,600
3,000	Deere & Co.	251,730
2,500	Eaton Corp.	172,125
1,500	Ingersoll-Rand Company Ltd.	56,970
1,500	Joy Global Inc.	56,415
		668,840
	Medical Services — 1.0%
2,000	Caremark Rx, Inc.	113,340
2,000	Humana Inc.*	132,180

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006

Shares		Value
COMMON STOCKS — 68.6% (a) (Continued)
	Medical Services — 1.0% (Continued)
1,000	Manor Care, Inc.	$52,280
1,000	WellPoint Inc.*	77,050
		374,850
	Medical Supplies — 0.8%
1,000	Abbott Laboratories	48,560
1,500	Baxter International Inc.	68,190
1,000	Johnson & Johnson	64,940
1,000	McKesson Corp.	52,720
1,500	St. Jude Medical, Inc.*	52,935
		287,345
	Natural Gas — 0.3%
1,000	Devon Energy Corp.	63,150
1,000	EOG Resources, Inc.	65,050
		128,200
	Oil & Gas Refining & Marketing — 0.1%
1,000	Valero Energy Corp.	51,470

	Paper & Forest Products — 0.5%
2,000	Kimberly-Clark Corp.	130,720
1,000	Weyerhaeuser Co.	61,530
		192,250
	Railroads — 0.8%
2,500	Burlington Northern
	Santa Fe Corp.	183,600
3,000	Norfolk Southern Corp.	132,150
		315,750
	Recreation — 0.5%
2,000	Carnival Corp.	94,060
1,500	Harley-Davidson, Inc.	94,125
		188,185
	Restaurants — 2.2%
2,000	Brinker International, Inc.	80,180
1,500	California Pizza Kitchen, Inc.*	44,895
1,500	The Cheesecake Factory Inc.*	40,785
1,000	Darden Restaurants, Inc.	42,470
8,000	McDonald’s Corp.	312,960
1,000	OSI Restaurant Partners, Inc.	31,710
1,500	P.F. Chang’s China Bistro, Inc.*	52,065
1,500	Panera Bread Co.*	87,375
2,500	Papa John’s
	International, Inc.*	90,275
1,000	Yum! Brands, Inc.	52,050
		834,765
	Retail-Specialty — 7.2%
1,000	Abercrombie & Fitch Co.	69,480
1,500	Amazon.com, Inc.*	48,180
3,500	American Eagle Outfitters, Inc.	153,405
1,000	AnnTaylor Stores Corp.*	41,860
500	AutoZone, Inc.*	51,650
7,000	bebe stores, inc.	173,460
6,000	Bed Bath & Beyond Inc.*	229,560
4,000	Best Buy Co., Inc.	214,240
5,500	Chico’s FAS, Inc.*	118,415
4,000	Circuit City Stores, Inc.	100,440
1,500	Coach, Inc.*	51,600
1,500	CVS Corp.	48,180
3,000	eBay Inc.*	85,080
2,500	Guess?, Inc.*	121,325
1,500	Gymboree Corp.*	63,270
1,500	Limited Brands, Inc.	39,735
2,000	Mothers Work, Inc.*	96,240
2,000	NIKE, Inc. Cl B	175,240
2,000	Office Depot, Inc.*	79,400
1,500	Pacific Sunwear
	of California, Inc.*	22,620
2,000	Ross Stores, Inc.	50,820
1,500	Staples, Inc.	36,495
7,000	Starbucks Corp.*	238,350
3,000	Tiffany & Co.	99,600
1,500	TJX Companies, Inc.	42,045
2,000	Urban Outfitters, Inc.*	35,380
1,000	Walgreen Co.	44,390
3,000	Whole Foods Market, Inc.	178,290
1,500	Williams-Sonoma, Inc.	48,585
		2,757,335
	Retail Stores — 4.0%
4,500	Costco Wholesale Corp.	223,560

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006

Shares or Principal Amount		Value
COMMON STOCKS — 68.6% (a) (Continued)
	Retail Stores — 4.0% (Continued)
3,000	Federated Department
	Stores, Inc.	$129,630
9,500	The Gap, Inc.	180,025
1,000	J.C. Penney Company, Inc.	68,390
4,000	Kohl’s Corp.*	259,680
1,000	Longs Drug Stores Corp.	46,010
3,500	Nordstrom, Inc.	148,050
6,000	Target Corp.	331,500
3,000	Wal-Mart Stores, Inc.	147,960
		1,534,805
	Security Software & Services — 0.2%
4,000	VeriSign, Inc.*	80,800

	Semiconductor Capital Spending — 0.5%
5,000	Applied Materials, Inc.	88,650
1,000	KLA-Tencor Corp.	44,470
1,500	Novellus Systems, Inc.*	41,490
		174,610
	Semiconductors — 1.2%
4,000	Advanced Micro Devices, Inc.*	99,400
2,000	Broadcom Corp.*	60,680
5,000	Intel Corp.	102,850
5,500	Texas Instruments Inc.	182,875
		445,805
	Services — 1.2%
1,500	FedEx Corp.	163,020
1,000	Manpower Inc.	61,270
3,000	United Parcel Service, Inc. Cl B	215,820
		440,110
	System Software — 0.3%
1,500	Autodesk, Inc.*	52,170
1,000	Infosys Technologies
	Ltd. SP-ADR	47,730
		99,900
	Telecommunications — 0.6%
5,000	AT&T Inc.	162,800
1,000	BT Group PLC - SP-ADR	50,570
		213,370
	Telephone Services — 1.0%
4,500	BellSouth Corp.	192,375
3,000	Time Warner Telecom Inc.*	57,030
4,000	Verizon Communications Inc.	148,520
		397,925
	Toys — 0.1%
2,000	Mattel, Inc.	39,400

	Transportation — 0.5%
4,000	CSX Corp.	131,320
1,000	Viacom Inc. Cl B*	37,180
1,000	YRC Worldwide, Inc.*	37,040
		205,540
	Wireless Communication — 2.4%
2,500	China Mobile Ltd. SP-ADR	88,375
10,000	Motorola, Inc.	250,000
6,500	Nokia Corp. SP-ADR	127,985
3,000	Research In Motion Ltd.*	307,980
1,000	Vimpel-Communications
	SP-ADR*	60,590
3,000	Vodafone Group PLC - SP-ADR	68,580
		903,510
	Total common stocks
	(cost $25,337,897)	26,266,211

SHORT-TERM INVESTMENTS — 33.8% (a)
	U.S. Treasury Securities — 27.4%
$2,000,000	U.S. Treasury Bills,
	4.82%, due 10/05/06	1,998,820
4,000,000	U.S. Treasury Bills,
	4.79%-4.85%, due 10/12/06	3,993,876
2,500,000	U.S. Treasury Bills,
	4.85%, due 10/26/06	2,490,811
2,000,000	U.S. Treasury Bills,
	4.82%, due 11/02/06	1,990,446
	Total U.S. treasury securities
	(cost $10,473,953)	10,473,953

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006

Principal Amount		Value
SHORT-TERM INVESTMENTS — 33.8% (a) (Continued)
	Variable Rate Demand Notes — 6.4%
$1,866,482	U.S. Bank, N.A., 5.07%	$1,866,482
582,000	Wisconsin Corporate Central
	Credit Union, 4.99%	582,000
	Total variable rate
	demand notes
	(cost $2,448,482)	2,448,482
	Total short-term investments
	(cost $12,922,435)	12,922,435
	Total investments — 102.4% (a)
	(cost $38,260,332)	39,188,646
	Liabilities, less cash and
	receivables — (2.4%) (a)	(901,129)
	Net Assets — 100.0%	$38,287,517

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
ADR - American Depositary Receipt
The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2006

ASSETS:
Investments in securities, at value (cost $38,260,332)	$39,188,646
Receivable from investments sold	3,987,734
Dividends and interest receivable	15,063
Total assets	$43,191,443
LIABILITIES:
Payable to brokers for securities purchased	$4,751,707
Payable to adviser for management fees	32,122
Due to custodian	24,420
Payable to administrator for administrative and accounting services	5,678
Interest payable	417
Other liabilities	89,582
Total liabilities	4,903,926
NET ASSETS:
Capital Stock, $0.01 par value; 40,000,000 shares authorized; 1,321,196 shares outstanding	131,941,302
Net unrealized appreciation on investments	928,314
Accumulated net realized loss on investments	(94,582,099)
Net assets	38,287,517
Total liabilities and net assets	$43,191,443
CALCULATION OF NET ASSET VALUE PER SHARE:
Net asset value, offering and redemption price per share ($38,287,517 ÷ 1,321,196 shares outstanding)	$28.98

The accompanying notes to financial statements are an integral part of this statement.

Reynolds Blue Chip Growth Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2006

INCOME:
Dividends	$249,016
Interest	430,859
Total income	679,875
EXPENSES:
Management fees	466,968
Transfer agent fees	132,430
Administrative and accounting services	81,168
Custodian fees	58,437
Printing and postage expense	47,138
Professional fees	44,909
Distribution fees	32,515
Insurance expense	26,492
Registration fees	23,182
Board of Directors fees	7,500
Other expenses	15,967
Total expenses	936,706
NET INVESTMENT LOSS	(256,831)
NET REALIZED GAIN ON INVESTMENTS	9,832,798
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	(9,881,632)
NET LOSS ON INVESTMENTS	(48,834)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(305,665)

The accompanying notes to financial statements are an integral part of this statement.

Reynolds Blue Chip Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 2006 and 2005

	2006	2005
OPERATIONS:
Net investment loss	$(256,831)	$(818,186)
Net realized gain (loss) on investments	9,832,798	(1,254,985)
Net change in unrealized appreciation on investments	(9,881,632)	9,115,304
Net (decrease) increase in net assets resulting from operations	(305,665)	7,042,133
FUND SHARE ACTIVITIES:
Proceeds from shares issued (93,795 and 326,996 shares, respectively)	2,815,296	9,250,294
Cost of shares redeemed (619,340 and 1,601,561 shares, respectively)	(18,663,544)	(46,060,648)
Net decrease in net assets derived from Fund share activities	(15,848,248)	(36,810,354)
TOTAL DECREASE	(16,153,913)	(29,768,221)
NET ASSETS AT THE BEGINNING OF THE YEAR	54,441,430	84,209,651
NET ASSETS AT THE END OF THE YEAR (Includes accumulated
net investment loss of $0 and $0, respectively)	$38,287,517	$54,441,430

FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout each year)

	For the Years Ended September 30,
	2006	2005	2004	2003	2002
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$29.48	$26.98	$27.93	$19.61	$29.73
Income from investment operations:
Net investment loss*	(0.17)	(0.34)	(0.40)	(0.22)	(0.25)
Net realized and unrealized (losses) gains on investments	(0.33)	2.84	(0.55)**	8.54	(9.87)
Total from investment operations	(0.50)	2.50	(0.95)	8.32	(10.12)
Less distributions:
Dividend from net investment income	—	—	—	—	—
Distribution from net realized gains	—	—	—	—	—
Total from distributions	—	—	—	—	—
Net asset value, end of year	$28.98	$29.48	$26.98	$27.93	$19.61
TOTAL RETURN	(1.70%)	9.27%	(3.44%)	42.43%	(34.04%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s $)	38,288	54,441	84,210	138,903	80,033
Ratio of expenses to average net assets	2.01%	1.80%	1.63%	1.74%	1.51%
Ratio of net investment loss to average net assets	(0.55%)	(1.18%)	(1.33%)	(0.88%)	(0.82%)
Portfolio turnover rate	280.9%	167.6%	94.0%	83.7%	67.0%
*	Net investment loss per share is calculated using average shares outstanding.
**	The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
The accompanying notes to financial statements are an integral part of these statements.

Reynolds Opportunity Fund
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The Reynolds Opportunity Fund’s performance was positively affected in its fiscal year ended September 30, 2006 by, among other things, the strong economy and corporate earnings. The Fund’s performance was negatively affected by, among other things, worries regarding higher interest rates, higher energy costs, flat to declining home prices and geopolitical events. The Opportunity Fund was particularly helped by its emphasis on growth stocks in industries with stronger long-term outlooks, including: (1) Business Software and Services such as Akamai Technologies, Inc.; (2) Communications Equipment such as Corning Inc.; (3) Computer and Peripherals with leisure products such as Apple Computer, Inc.; (4) Computer Networking such as WebEx Communications, Inc.; (5) some Financial Services such as E*TRADE Financial Corp.; (6) Internet such as Google Inc.; (7) some Specialty Retailers such as Abercrombie & Fitch Co.; (8) Telephone Services such as Time Warner Telecom Inc.; and (9) some Wireless Communications such as Research in Motion Ltd. The Opportunity Fund was negatively affected by, among other things, its holdings in: (1) Biotechnology such as PDL BioPharma Inc. and Sepracor Inc.; (2) some Financial Services such as TD Ameritrade Holding Corp.; (3) some Security Software and Services such as Check Point Software Technologies, Ltd.; (4) some Semiconductors such as NVIDIA Corp. and VeriSign, Inc.; and (5) some Wireless Communications such as Sprint Nextel Corp. During the twelve months ended September 30, 2006 the S&P 500 increased 10.79% and the Opportunity Fund decreased 5.46%. The Opportunity Fund underperformed the S&P 500 during this period due to underperforming allocations among some industries and individual companies and a temporarily higher than normal cash allocation as the Fund went to a temporary defensive position.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
REYNOLDS OPPORTUNITY FUND AND S&P 500 INDEX(1)

AVERAGE ANNUAL TOTAL RETURN
1-YEAR	5-YEAR	10-YEAR
-5.46%	1.39%	1.87%

Past performance is not predictive of future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)
The Standard & Poor’s 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Standard & Poor’s Ratings Group designates the stocks to be included in the Index on a statistical basis. A particular stock’s weighting in the Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding). Stocks may be added or deleted from the Index from time to time.

Reynolds Opportunity Fund
STATEMENT OF NET ASSETS
September 30, 2006

Shares		Value
COMMON STOCKS — 80.8% (a)
	Airlines/Aerospace — 1.1%
2,000	AMR Corp.*	$46,280
1,000	Boeing Co.	78,850
		125,130
	Apparel — 1.8%
3,000	The Buckle, Inc.	113,820
1,000	Deckers Outdoor Corp.*	47,320
1,000	Phillips-Van Heusen Corp.	41,770
		202,910
	Application Software — 1.1%
2,000	BMC Software, Inc.*	54,440
1,500	Oracle Corp.*	26,610
2,000	Symantec Corp.*	42,560
		123,610
	Automotive — 0.6%
1,000	CarMax, Inc.*	41,710
1,000	Copart, Inc.*	28,190
		69,900
	Beverages — 0.4%
2,500	Cott Corp.*	42,925

	Building — 0.3%
1,000	Home Depot, Inc.	36,270

	Business Software & Services — 4.2%
2,500	Akamai Technologies, Inc.*	124,975
1,500	BEA Systems, Inc.*	22,800
2,000	CheckFree Corp.*	82,640
1,000	Cognizant Technology
	Solutions Corp.*	74,060
1,000	Digital River, Inc.*	51,120
1,000	Fiserv, Inc.*	47,090
2,500	Sonic Solutions*	38,100
2,500	TIBCO Software Inc.*	22,450
		463,235
	Cable TV/Broadcasting — 0.4%
2,000	The DIRECTV Group, Inc.*	39,360
	Chemicals-Specialty — 0.7%
1,000	Sigma-Aldrich Corp.	75,670

	Communication Equipment — 2.9%
1,000	American Tower Corp.*	36,500
3,500	Corning Inc.*	85,435
2,500	L.M. Ericsson Telephone
	Co. SP-ADR	86,125
4,000	Harmonic Inc.*	29,400
4,000	McDATA Corp. Cl B*	19,720
6,500	Tellabs, Inc.*	71,240
		328,420
	Computer & Peripherals — 3.9%
1,000	Apple Computer, Inc.*	77,030
1,000	CDW Corp.	61,680
1,000	International Business
	Machines Corp.	81,940
3,000	Komag, Inc.*	95,880
2,500	Network Appliance, Inc.*	92,525
2,500	SimpleTech, Inc.*	22,775
		431,830
	Computer Networking — 2.3%
2,600	Cisco Systems Inc.*	59,800
1,500	Citrix Systems, Inc.*	54,315
1,500	Juniper Networks, Inc.*	25,920
3,000	WebEx Communications, Inc.*	117,060
		257,095
	Computer Software & Services — 0.2%
2,000	Lightbridge, Inc.*	23,440

	Drugs — 0.6%
1,000	Covance Inc.*	66,380

	Electronics — 1.9%
19,000	GigaMedia Ltd.*	212,800

	Energy-Services — 0.3%
1,000	Smith International, Inc.	38,800

Reynolds Opportunity Fund
STATEMENT OF NET ASSETS (Continued)
September 30, 2006

Shares		Value
COMMON STOCKS — 80.8% (a) (Continued)
	Entertainment/Media — 1.7%
1,500	The Walt Disney Co.	$46,365
1,000	Electronic Arts Inc.*	55,680
1,000	GameStop Corp.*	46,280
1,000	International Game Technology	41,500
		189,825
	Financial Services — 4.8%
2,000	American Express Co.	112,160
2,500	E*TRADE Financial Corp.*	59,800
500	Franklin Resources, Inc.	52,875
1,000	Lehman Brothers Holdings Inc.	73,860
1,000	MasterCard, Inc.	70,350
1,000	Morgan Stanley	72,910
1,000	Piper Jaffray Companies, Inc.*	60,620
1,500	TD Ameritrade Holding Corp.	28,275
		530,850
	Food Wholesalers — 0.5%
1,500	Sysco Corp.	50,175

	Foods — 0.3%
1,500	Hain Celestial Group Inc.*	38,340

	Home Appliances — 1.1%
500	Black & Decker Corp.	39,675
1,000	Whirlpool Corp.	84,110
		123,785
	Home Builders — 1.3%
1,500	D.R. Horton, Inc.	35,925
500	KB HOME	21,900
1,500	Pulte Homes, Inc.	47,790
1,500	Toll Brothers, Inc.*	42,120
		147,735
	Hotel — 0.4%
1,000	Choice Hotels International, Inc.	40,900

	Household Products — 0.4%
1,000	Snap-on Inc.	44,550

	Insurance — 1.8%
1,000	Aetna Inc.	39,550
1,000	Philadelphia Consolidated
	Holding Corp.*	39,780
3,500	Tower Group, Inc.	116,725
		196,055
	Integrated Oil & Gas — 0.6%
1,500	Chesapeake Energy Corp.	43,470
4,000	Dynegy Inc.*	22,160
		65,630
	Internet Information Providers — 1.4%
400	Google Inc.*	160,760

	Internet Software & Services — 4.1%
4,000	24/7 Real Media, Inc.*	34,160
9,000	Red Hat, Inc.*	189,720
11,000	Redback Networks Inc.*	152,680
7,500	SonicWALL, Inc.*	81,900
		458,460
	Medical Services — 1.8%
1,500	Bio-Reference Laboratories, Inc.*	33,675
1,000	Humana Inc.*	66,090
1,500	Radiation Therapy Services, Inc.*	43,845
1,000	WellCare Health Plans Inc.*	56,630
		200,240
	Medical Supplies — 0.9%
1,000	Abbott Laboratories	48,560
1,000	Stryker Corp.	49,590
		98,150
	Natural Gas — 0.4%
1,500	Southwestern Energy Co.*	44,805

	Recreation — 1.0%
8,000	Smith & Wesson Holding Corp.*	111,040

	Restaurants — 3.4%
1,500	Applebee’s International, Inc.	32,265
1,500	California Pizza Kitchen, Inc.*	44,895
1,500	The Cheesecake Factory Inc.*	40,785
1,000	Jack in the Box Inc.*	52,180

Reynolds Opportunity Fund
STATEMENT OF NET ASSETS (Continued)
September 30, 2006

Shares		Value
COMMON STOCKS — 80.8% (a) (Continued)
	Restaurants — 3.4% (Continued)
1,000	Panera Bread Co.*	$58,250
2,000	Papa John’s International, Inc.*	72,220
1,500	Yum! Brands, Inc.	78,075
		378,670
	Retail-Specialty — 12.4%
500	Abercrombie & Fitch Co.	34,740
2,000	Amazon.com, Inc.*	64,240
1,000	American Eagle Outfitters, Inc.	43,830
2,000	bebe stores, inc.	49,560
1,000	Bed Bath & Beyond Inc.*	38,260
2,000	Best Buy Co., Inc.	107,120
2,000	Chico’s FAS, Inc.*	43,060
2,000	Circuit City Stores, Inc.	50,220
1,500	Coach, Inc.*	51,600
1,000	Dick’s Sporting Goods, Inc.*	45,520
6,000	Dollar General Corp.	81,780
1,500	Dollar Tree Stores, Inc.*	46,440
3,500	Dress Barn, Inc.*	76,370
1,000	Gymboree Corp.*	42,180
1,000	Mothers Work, Inc.*	48,120
1,000	Office Depot, Inc.*	39,700
2,500	Pacific Sunwear
	of California, Inc.*	37,700
5,500	PC Connection, Inc.*	63,525
3,000	Restoration Hardware, Inc.*	26,010
5,000	Rite Aid Corp.*	22,700
1,500	Ross Stores, Inc.	38,115
2,000	Staples, Inc.	48,660
1,500	Starbucks Corp.*	51,075
1,500	Tiffany & Co.	49,800
1,500	TJX Companies, Inc.	42,045
3,000	Urban Outfitters, Inc.*	53,070
1,500	Whole Foods Market, Inc.	89,145
		1,384,585
	Retail Stores — 2.4%
1,000	Costco Wholesale Corp.	49,680
2,000	The Gap, Inc.	37,900
500	Kohl’s Corp.*	32,460
1,000	Nordstrom, Inc.	42,300
1,000	Target Corp.	55,250
1,000	Wal-Mart Stores, Inc.	49,320
		266,910
	Security Software & Services — 0.4%
2,000	VeriSign, Inc.*	40,400

	Semiconductor Capital Spending — 0.4%
1,500	Applied Materials, Inc.	26,595
3,000	Siliconware Precision
	Industries Co. ADR	17,850
		44,445
	Semiconductors — 6.1%
8,000	Atmel Corp.*	48,320
1,500	Broadcom Corp.*	45,510
4,000	Cypress Semiconductor Corp.*	71,080
2,500	Integrated Device
	Technology, Inc.*	40,150
2,000	Lam Research Corp.*	90,660
3,000	Marvell Technology
	Group Ltd.*	58,110
1,500	Maxim Integrated
	Products, Inc.	42,105
2,000	Micron Technology, Inc.*	34,800
3,000	NVIDIA Corp.*	88,770
2,000	Rambus Inc.*	34,880
3,500	RF Micro Devices, Inc.*	26,530
3,000	Texas Instruments Inc.	99,750
		680,665
	Services — 2.9%
1,000	CPI Corp.	48,540
500	FedEx Corp.	54,340
2,000	Monster Worldwide Inc.*	72,380
1,500	Sealed Air Corp.	81,180
1,000	United Parcel Service, Inc. Cl B	71,940
		328,380
	System Software — 1.0%
1,000	Autodesk, Inc.*	34,780
1,500	Infosys Technologies
	Ltd. SP-ADR	71,595
		106,375

Reynolds Opportunity Fund
STATEMENT OF NET ASSETS (Continued)
September 30, 2006

Shares or Principal Amount		Value
COMMON STOCKS — 80.8% (a) (Continued)
	Telecommunication Services — 0.3%
2,500	Koninklijke (Royal)
	KPN N.V. SP-ADR	$31,900

	Telecommunications — 0.9%
9,000	Level 3 Communications, Inc.*	48,150
4,000	Qiao Xing Universal
	Telephone, Inc.*	56,600
		104,750
	Telephone Services — 0.9%
5,000	Time Warner Telecom Inc.*	95,050

	Transportation — 0.7%
1,000	C.H. Robinson Worldwide, Inc.	44,580
1,000	YRC Worldwide, Inc.*	37,040
		81,620
	Wireless Communication — 3.8%
10,500	Brightpoint, Inc.*	149,310
1,000	China Mobile Ltd. SP-ADR	35,350
2,000	Motorola, Inc.	50,000
1,500	Research In Motion Ltd.*	153,990
500	Vimpel-Communications SP-ADR*	30,295
		418,945
	Total common stocks
	(cost $7,410,401)	9,001,770
SHORT-TERM INVESTMENTS — 24.2% (a)
	U.S. Treasury Securities — 13.4%
$1,500,000	U.S. Treasury Bills,
	4.85%-4.88%, due 10/05/06	1,499,189
	Total U.S. treasury securities
	(cost $1,499,189)	1,499,189
	Variable Rate Demand Notes — 10.8%
199,692	American Family Financial
	Services, 4.94%	199,692
500,000	U.S. Bank, N.A., 5.07%	500,000
500,000	Wisconsin Corporate Central
	Credit Union, 4.99%	500,000
	Total variable rate demand notes
	(cost $1,199,692)	1,199,692
	Total short-term investments
	(cost $2,698,881)	2,698,881
	Total investments
	(cost $10,109,282)	11,700,651
	Liabilities, less cash and
	receivables — (5.0%) (a)	(560,721)
	Net Assets	$11,139,930
	Net Asset Value Per Share
	($0.01 par value, 40,000,000
	shares authorized), offering
	and redemption price
	($11,139,930 ÷ 693,129
	shares outstanding)	$16.07
*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
ADR - American Depositary Receipts
N.V. - Netherlands Antilles Limited Liability Corporation
The accompanying notes to financial statements are an integral part of this statement.

Reynolds Opportunity Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2006

INCOME:
Dividends	$58,543
Interest	85,195
Total income	143,738

EXPENSES:
Management fees	120,565
Professional fees	38,207
Transfer agent fees	29,879
Administrative and accounting services	28,985
Registration fees	21,529
Custodian fees	19,163
Distribution fees	11,804
Printing and postage expense	10,937
Insurance expense	6,864
Board of Directors fees	4,500
Other expenses	1,614
Total expenses before reimbursement	294,047
Less expenses reimbursed by adviser	(53,487)
Net expenses	240,560
NET INVESTMENT LOSS	(96,822)
NET REALIZED GAIN ON INVESTMENTS	2,589,083
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	(3,146,390)
NET LOSS ON INVESTMENTS	(557,307)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(654,129)

The accompanying notes to financial statements are an integral part of this statement.

Reynolds Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 2006 and 2005

	2006	2005
OPERATIONS:
Net investment loss	$(96,822)	$(275,496)
Net realized gain on investments	2,589,083	190,428
Net change in unrealized appreciation on investments	(3,146,390)	1,607,776
Net (decrease) increase in net assets resulting from operations	(654,129)	1,522,708
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net realized gains ($0.0300 and $1.3048 per share, respectively)	(22,906)*	(1,432,499)*
FUND SHARE ACTIVITIES:
Proceeds from shares issued (200,434 and 345,706 shares, respectively)	3,511,709	5,983,960
Net asset value of shares issued in distributions reinvested (1,395 and 82,940 shares, respectively)	21,855	1,389,237
Cost of shares redeemed (278,863 and 774,759 shares, respectively)	(4,834,401)	(13,200,954)
Net decrease in net assets derived from Fund share activities	(1,300,837)	(5,827,757)
TOTAL DECREASE	(1,977,872)	(5,737,548)
NET ASSETS AT THE BEGINNING OF THE YEAR	13,117,802	18,855,350
NET ASSETS AT THE END OF THE YEAR (Includes accumulated
net investment loss of $0 and $0, respectively)	$11,139,930	$13,117,802

*   See Note 8.

FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout each year)

	For the Years Ended September 30,
	2006	2005	2004	2003	2002
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$17.03	$16.89	$18.28	$11.24	$16.82
Income from investment operations:
Net investment loss*	(0.14)	(0.29)	(0.38)	(0.23)	(0.23)
Net realized and unrealized (losses) gains on investments	(0.79)	1.73	(0.27)	7.27	(5.31)
Total from investment operations	(0.93)	1.44	(0.65)	7.04	(5.54)
Less distributions:
Dividend from net investment income	—	—	—	—	—
Distributions from net realized gains	(0.03)	(1.30)	(0.74)	—	(0.04)
Total from distributions	(0.03)	(1.30)	(0.74)	—	(0.04)
Net asset value, end of year	$16.07	$17.03	$16.89	$18.28	$11.24
TOTAL RETURN	(5.46%)	8.68%	(4.29%)	62.63%	(33.02%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s $)	11,140	13,118	18,855	26,446	14,065
Ratio of expenses (after reimbursement)
to average net assets**	1.99%	2.07%	1.96%	2.02%	1.87%
Ratio of net investment loss to average net assets***	(0.80%)	(1.74%)	(1.87%)	(1.56%)	(1.33%)
Portfolio turnover rate	185.6%	97.5%	65.7%	88.4%	195.0%

*	Net investment loss per share is calculated using average shares outstanding.
**
Computed after giving effect to adviser’s expense limitation undertaking. If the Fund had paid all of its expenses for the years ended September 30, 2006 and 2005, the ratios would have been 2.44% and 2.22%, respectively.

***	If the Fund had paid all of its expenses for the years ended September 30, 2006 and 2005, the ratios would have been (1.25%) and (1.89%), respectively.
The accompanying notes to financial statements are an integral part of these statements.

Reynolds Fund
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The Reynolds Fund’s performance was positively affected in its fiscal year ended September 30, 2006 by, among other things, the strong economy and corporate earnings. The Fund’s performance was negatively affected by, among other things, worries regarding higher interest rates, higher energy costs, flat to declining home prices and geopolitical events. The Reynolds Fund was particularly helped by its emphasis on growth stocks in industries with stronger long-term outlooks, including: (1) Business Software and Services such as Akamai Technologies, Inc.; (2) Communications Equipment such as Corning Inc.; (3) Computer and Peripherals with leisure products such as Apple Computer, Inc.; (4) Computer Networking such as WebEx Communications, Inc.; (5) some Financial Services such as E*TRADE Financial Corp.; (6) some Specialty Retailers such as Best Buy Co., Inc. and Starbucks Corp.; (7) Telephone Services such as Time Warner Telecom Inc.; and (8) some Wireless Communications such as SBA Communications Corp. The Reynolds Fund was negatively affected by, among other things, its holdings in: (1) Biotechnology such as PDL BioPharma Inc.; (2) some Financial Services such as TD Ameritrade Holding Corp.; (3) some Security Software and Services such as Check Point Software Technologies, Ltd.; and (4) some Semiconductors such as NVIDIA Corp.; and VeriSign, Inc. During the twelve months ended September 30, 2006 the S&P 500 increased 10.79% and the Reynolds Fund decreased 0.35%. The Reynolds Fund underperformed the S&P 500 during this period due to underperforming allocations among some industries and individual companies and a temporarily higher than normal cash allocation as the Fund went to a temporary defensive position.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
REYNOLDS FUND AND S&P 500 INDEX(1)

AVERAGE ANNUAL TOTAL RETURN
	Since Inception
1-YEAR	5-YEAR	10/1/99*
-0.35%	5.70%	-7.62%
*   Inception date

Past performance is not predictive of future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)
The Standard & Poor’s 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Standard & Poor’s Ratings Group designates the stocks to be included in the Index on a statistical basis. A particular stock’s weighting in the Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding). Stocks may be added or deleted from the Index from time to time.

Reynolds Fund
STATEMENT OF NET ASSETS
September 30, 2006

Shares		Value
COMMON STOCKS — 83.0% (a)
	Airlines/Aerospace — 2.1%
1,500	AMR Corp.*	$34,710
1,000	Boeing Co.	78,850
1,000	General Dynamics Corp.	71,670
1,000	United Technologies Corp.	63,350
1,000	US Airways Group, Inc.*	44,330
		292,910
	Apparel — 1.4%
1,000	The Buckle, Inc.	37,940
1,000	Phillips-Van Heusen Corp.	41,770
1,000	VF Corp.	72,950
1,500	Zumiez Inc.*	40,500
		193,160
	Application Software — 2.9%
6,500	BMC Software, Inc.*	176,930
2,000	Microsoft Corp.	54,660
7,000	Oracle Corp.*	124,180
2,000	Symantec Corp.*	42,560
		398,330
	Automotive — 0.7%
1,000	CarMax, Inc.*	41,710
3,000	Tata Motors Ltd. SP-ADR	55,740
		97,450
	Beverages — 0.7%
2,500	Cott Corp.*	42,925
1,500	Hansen Natural Corp.*	48,720
		91,645
	Biotechnology — 0.5%
1,000	Gilead Sciences, Inc.*	68,700

	Building — 0.6%
1,000	Home Depot, Inc.	36,270
1,500	Lowe’s Companies, Inc.	42,090
		78,360
	Business Software & Services — 2.8%
1,000	Akamai Technologies, Inc.*	49,990
5,500	BEA Systems, Inc.*	83,600
1,000	CheckFree Corp.*	41,320
1,000	Cognizant Technology
	Solutions Corp.*	74,060
3,000	Datalink Corp.*	27,750
1,500	Fiserv, Inc.*	70,635
2,000	Parametric Technology Corp.*	34,920
		382,275
	Cable TV/Broadcasting — 0.3%
2,000	Grupo Televisa S.A. SP-ADR	42,520

	Capital Equipment — 0.4%
1,000	Rockwell Automation Inc.	58,100

	Chemicals — 0.5%
1,000	3M Co.	74,420

	Chemicals-Specialty — 0.9%
1,000	AmerisourceBergen Corp.	45,200
1,000	Sigma-Aldrich Corp.	75,670
		120,870
	Communication Equipment — 2.0%
2,000	Corning Inc.*	48,820
1,500	L.M. Ericsson Telephone
	Co. SP-ADR	51,675
12,000	Finisar Corp.*	43,560
1,000	NETGEAR, Inc.*	20,590
1,500	QUALCOMM Inc.	54,525
4,500	Tellabs, Inc.*	49,320
		268,490
	Computer & Peripherals — 3.2%
2,000	Apple Computer, Inc.*	154,060
500	CDW Corp.	30,840
1,000	International Business
	Machines Corp.	81,940
500	Komag, Inc.*	15,980
1,500	Network Appliance, Inc.*	55,515
8,000	SimpleTech, Inc.*	72,880
5,000	Sun Microsystems, Inc.*	24,850
		436,065
	Computer Networking — 2.1%
2,000	Cisco Systems Inc.*	46,000
4,000	Citrix Systems, Inc.*	144,840

Reynolds Fund
STATEMENT OF NET ASSETS (Continued)
September 30, 2006

Shares		Value
COMMON STOCKS — 83.0% (a) (Continued)
	Computer Networking — 2.1% (Continued)
2,500	WebEx Communications, Inc.*	$97,550
		288,390
	Drugs — 1.6%
2,000	Covance Inc.*	132,760
500	IDEXX Laboratories, Inc.*	45,570
1,500	Pfizer Inc.	42,540
		220,870
	Electronics — 2.2%
26,500	GigaMedia Ltd.*	296,800

	Energy — 0.3%
1,000	EnCana Corp.	46,690

	Energy-Services — 1.8%
1,000	Baker Hughes Inc.	68,200
1,000	Diamond Offshore Drilling, Inc.	72,370
1,500	Rowan Companies, Inc.	47,445
1,000	Schlumberger Ltd.	62,030
		250,045
	Engineering/Construction — 0.3%
500	Fluor Corp.	38,445

	Entertainment/Media — 0.9%
1,000	Electronic Arts Inc.*	55,680
500	GameStop Corp.*	23,140
1,000	International Game Technology	41,500
		120,320
	Financial Services — 2.9%
1,000	Franklin Resources, Inc.	105,750
1,500	Genworth Financial Inc.	52,515
500	Investment Technology
	Group, Inc.*	22,375
500	Lehman Brothers Holdings Inc.	36,930
500	MasterCard, Inc.	35,175
1,000	Merrill Lynch & Co., Inc.	78,220
1,000	Morgan Stanley	72,910
		403,875
	Health Maintenance Organizations — 0.7%
2,000	UnitedHealth Group Inc.	98,400

	Home Appliances — 0.6%
1,000	Whirlpool Corp.	84,110

	Home Builders — 1.8%
500	Centex Corp.	26,310
2,000	D.R. Horton, Inc.	47,900
1,000	KB HOME	43,800
1,000	Lennar Corp.	45,250
1,000	Ryland Group, Inc.	43,210
1,500	Toll Brothers, Inc.*	42,120
		248,590
	Hotel — 1.1%
1,500	Choice Hotels International, Inc.	61,350
500	Starwood Hotels & Resorts
	Worldwide, Inc.	28,595
1,000	Station Casinos, Inc.	57,830
		147,775
	Household Products — 0.3%
1,000	Snap-on Inc.	44,550

	Insurance — 3.0%
1,000	Aetna Inc.	39,550
1,000	Allstate Corp.	62,730
1,000	American Financial Group, Inc.	46,930
1,000	American International Group, Inc.	66,260
1,500	China Life Insurance
	Co., Ltd. ADR	117,240
2,500	Tower Group, Inc.	83,375
		416,085
	Integrated Oil & Gas — 0.3%
1,000	XTO Energy, Inc.	42,130

	Internet Information Providers — 1.6%
4,500	CDC Corp.*	25,380
500	Google Inc.*	200,950
		226,330

Reynolds Fund
STATEMENT OF NET ASSETS (Continued)
September 30, 2006

Shares		Value
COMMON STOCKS — 83.0% (a) (Continued)
	Internet Service Providers — 0.6%
1,000	Baidu.com, Inc. ADR*	$87,540

	Internet Software & Services — 1.5%
9,000	Redback Networks Inc.*	124,920
16,000	Safeguard Scientifics, Inc.*	31,360
4,000	SonicWALL, Inc.*	43,680
		199,960
	Machinery — 0.5%
1,000	Caterpillar Inc.	65,800

	Medical Services — 2.1%
2,000	Bio-Reference Laboratories, Inc.*	44,900
500	Express Scripts, Inc.*	37,745
1,000	Humana Inc.*	66,090
1,000	WellCare Health Plans Inc.*	56,630
1,000	WellPoint Inc.*	77,050
		282,415
	Medical Supplies — 1.7%
1,500	Abbott Laboratories	72,840
1,000	Johnson & Johnson	64,940
1,000	McKesson Corp.	52,720
1,000	Stryker Corp.	49,590
		240,090
	Natural Gas — 0.3%
1,500	Southwestern Energy Co.*	44,805

	Oil & Gas Refining & Marketing — 0.1%
2,000	ICO, Inc.*	13,240

	Railroads — 0.5%
1,000	Burlington Northern
	Santa Fe Corp.	73,440

	Recreation — 1.1%
11,000	Smith & Wesson Holding Corp.*	152,680

	Restaurants — 4.3%
1,500	Applebee’s International, Inc.	32,265
1,000	CBRL Group, Inc.	40,430
1,500	The Cheesecake Factory Inc.*	40,785
1,000	Darden Restaurants, Inc.	42,470
1,000	IHOP Corp.	46,350
1,000	Jack in the Box Inc.*	52,180
1,500	McDonald’s Corp.	58,680
2,000	O’Charley’s Inc.*	37,940
1,500	OSI Restaurant Partners, Inc.	47,565
1,000	P.F. Chang’s China Bistro, Inc.*	34,710
1,000	Panera Bread Co.*	58,250
1,500	Papa John’s International, Inc.*	54,165
1,000	Yum! Brands, Inc.	52,050
		597,840
	Retail-Specialty — 9.9%
1,000	Abercrombie & Fitch Co.	69,480
1,500	Amazon.com, Inc.*	48,180
1,000	American Eagle Outfitters, Inc.	43,830
1,500	bebe stores, inc.	37,170
1,000	Bed Bath & Beyond Inc.*	38,260
2,000	Best Buy Co., Inc.	107,120
2,000	Chico’s FAS, Inc.*	43,060
2,000	Circuit City Stores, Inc.	50,220
1,500	Claire’s Stores, Inc.	43,740
1,500	Coach, Inc.*	51,600
1,000	Dick’s Sporting Goods, Inc.*	45,520
1,000	Dollar Tree Stores, Inc.*	30,960
2,000	Dress Barn, Inc.*	43,640
1,500	eBay Inc.*	42,540
1,000	Fastenal Co.	38,570
1,000	Gymboree Corp.*	42,180
2,000	Mothers Work, Inc.*	96,240
1,500	Overstock.com, Inc.*	26,295
3,000	PC Connection, Inc.*	34,650
2,500	Pier 1 Imports, Inc.	18,550
6,000	Restoration Hardware, Inc.*	52,020
1,500	Ross Stores, Inc.	38,115
2,000	Saks, Inc.	34,560
1,500	Staples, Inc.	36,495
1,500	Starbucks Corp.*	51,075
1,000	Tiffany & Co.	33,200
2,000	TJX Companies, Inc.	56,060

Reynolds Fund
STATEMENT OF NET ASSETS (Continued)
September 30, 2006

Shares		Value
COMMON STOCKS — 83.0% (a) (Continued)
	Retail-Specialty — 9.9% (Continued)
2,000	Urban Outfitters, Inc.*	$35,380
1,000	Walgreen Co.	44,390
500	Whole Foods Market, Inc.	29,715
		1,362,815
	Retail Stores — 3.3%
1,500	BJ’s Wholesale Club, Inc.*	43,770
1,000	Costco Wholesale Corp.	49,680
2,000	The Gap, Inc.	37,900
1,000	J.C. Penney Company, Inc.	68,390
1,000	Kohl’s Corp.*	64,920
1,000	Longs Drug Stores Corp.	46,010
1,000	Nordstrom, Inc.	42,300
1,000	Target Corp.	55,250
1,000	Wal-Mart Stores, Inc.	49,320
		457,540
	Security Software & Services — 0.3%
2,000	VeriSign, Inc.*	40,400

	Semiconductor Capital Spending — 0.7%
1,000	KLA-Tencor Corp.	44,470
3,000	Kulicke and Soffa
	Industries, Inc.*	26,520
4,000	Siliconware Precision
	Industries Co. ADR	23,800
		94,790
	Semiconductors — 6.7%
14,000	Atmel Corp.*	84,560
8,000	EMCORE Corp.*	47,360
2,500	Lam Research Corp.*	113,325
4,000	Lattice Semiconductor Corp.*	27,280
1,500	Marvell Technology Group Ltd.*	29,055
2,000	Maxim Integrated Products, Inc.	56,140
1,000	MEMC Electronic Materials, Inc.*	36,630
7,000	Micron Technology, Inc.*	121,800
3,500	NVIDIA Corp.*	103,565
8,000	Rambus Inc.*	139,520
1,000	SanDisk Corp.*	53,540
4,000	Sanmina-SCI Corp.*	14,960
1,000	Supertex, Inc.*	38,870
1,500	Texas Instruments Inc.	49,875
		916,480
	Services — 1.4%
1,500	CPI Corp.	72,810
500	FedEx Corp.	54,340
1,000	United Parcel Service, Inc. Cl B	71,940
		199,090
	System Software — 0.6%
1,000	Autodesk, Inc.*	34,780
1,000	Infosys Technologies
	Ltd. SP-ADR	47,730
		82,510
	Technology — 0.4%
3,000	Omnicell, Inc.*	53,670

	Telecommunication Services — 0.5%
2,500	Koninklijke (Royal)
	KPN N.V. SP-ADR	31,900
4,000	Qwest Communications
	International Inc.*	34,880
		66,780
	Telecommunications — 1.8%
2,000	AT&T Inc.	65,120
1,000	BT Group PLC - SP-ADR	50,570
10,000	Level 3 Communications, Inc.*	53,500
6,000	Qiao Xing Universal
	Telephone, Inc.*	84,900
		254,090
	Telephone Services — 0.7%
1,500	BellSouth Corp.	64,125
2,000	Time Warner Telecom Inc.*	38,020
		102,145
	Transportation — 1.3%
2,500	CSX Corp.	82,075
1,000	Expeditors International
	of Washington, Inc.	44,580
1,500	YRC Worldwide, Inc.*	55,560
		182,215

Reynolds Fund
STATEMENT OF NET ASSETS (Continued)
September 30, 2006

Shares or Principal Amount		Value
COMMON STOCKS — 83.0% (a) (Continued)
	Wireless Communication — 2.2%
2,500	Brightpoint, Inc.*	$35,550
1,500	Motorola, Inc.	37,500
1,000	Research In Motion Ltd.*	102,660
2,000	Vimpel-Communications SP-ADR*	121,180
		296,890
	Total common stocks
	(cost $11,086,075)	11,443,925

SHORT-TERM INVESTMENTS — 19.0% (a)
	U.S. Treasury Securities — 7.2%
$1,000,000	U.S. Treasury Bill,
	3.65%, due 10/05/06	999,594
	Total U.S. treasury securities
	(cost $999,594)	999,594
	Variable Rate Demand Notes — 11.8%
270,799	American Family Financial
	Services, 4.94%	270,799
680,000	U.S. Bank, N.A., 5.07%	680,000
675,000	Wisconsin Corporate Central
	Credit Union, 4.99%	675,000
	Total variable rate
	demand notes
	(cost $1,625,799)	1,625,799
	Total short-term investments
	(cost $2,625,393)	2,625,393
	Total investments
	(cost $13,711,468)	14,069,318
	Liabilities, less cash and
	receivables — (2.0%) (a)	(275,891)
	Net Assets	$13,793,427
	Net Asset Value Per Share
	($0.01 par value, 40,000,000
	shares authorized), offering
	and redemption price
	($13,793,427 ÷ 2,401,646
	shares outstanding)	$5.74
*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
ADR - American Depositary Receipts
N.V. - Netherlands Antilles Limited Liability Corporation
The accompanying notes to financial statements are an integral part of this statement.

Reynolds Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2006

INCOME:
Dividends	$84,867
Interest	150,111
Total income	234,978

EXPENSES:
Management fees	199,024
Interest expense	169,470
Custodian fees	49,786
Administrative and accounting services	44,141
Professional fees	37,883
Transfer agent fees	31,225
Registration fees	19,545
Printing and postage expense	14,981
Insurance expense	10,363
Distribution fees	10,320
Board of Directors fees	4,500
Other expenses	2,454
Total expenses before reimbursement	593,692
Less expenses reimbursed by adviser	(38,921)
Net expenses	554,771
NET INVESTMENT LOSS	(319,793)
NET REALIZED GAIN ON INVESTMENTS	3,067,926
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	(4,124,068)
NET LOSS ON INVESTMENTS	(1,056,142)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,375,935)

The accompanying notes to financial statements are an integral part of this statement.

Reynolds Fund
STATEMENT OF CASH FLOWS
For the Year Ended September 30, 2006

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets from operations	$(1,375,935)
Adjustments to reconcile net increase in net assets from
operations to net cash used in operating activities:
Purchase of investment securities	(61,134,995)
Proceeds from disposition of investment securities	72,069,663
Purchase of short-term investment securities, net	(2,624,487)
Decrease in receivables for securities sold	1,212,690
Decrease in payable for securities purchased	(374,580)
Unrealized depreciation on securities	4,124,068
Net realized gain from investments	(3,060,660)
Change in receivables/payables related to operations, net	(50,321)
Net cash provided by operating activities	8,785,443
CASH FLOWS FROM FINANCING ACTIVITIES:
Decrease in loan payable	(4,683,000)
Proceeds from shares sold	14,777,919
Payment on shares redeemed	(18,880,574)
Increase in amount due to custodian	212
Net cash used in financing activities	(8,785,443)
NET CHANGE IN CASH	—
CASH:
Beginning balance	—
Ending balance	$—

The accompanying notes to financial statements are an integral part of this statement.

Reynolds Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 2006 and 2005

	2006	2005
OPERATIONS:
Net investment loss	$(319,793)	$(805,220)
Net realized gain (loss) on investments	3,067,926	(8,227,893)
Net change in unrealized appreciation on investments	(4,124,068)	11,429,926
Net (decrease) increase in net assets resulting from operations	(1,375,935)	2,396,813
FUND SHARE ACTIVITIES:
Proceeds from shares issued (2,192,161 and 1,667,540 shares, respectively)	14,777,919	9,988,700
Cost of shares redeemed (3,133,450 and 4,596,399 shares, respectively)	(18,873,229)	(26,914,704)
Net decrease in net assets derived from Fund share activities	(4,095,310)	(16,926,004)
TOTAL DECREASE	(5,471,245)	(14,529,191)
NET ASSETS AT THE BEGINNING OF THE YEAR	19,264,672	33,793,863
NET ASSETS AT THE END OF THE YEAR (Includes accumulated
net investment loss of $0 and $0, respectively)	$13,793,427	$19,264,672

FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout each year)

	For the Years Ended September 30,
	2006	2005	2004	2003	2002
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$5.76	$5.39	$6.01	$3.01	$4.35
Income from investment operations:
Net investment loss*	(0.10)	(0.17)	(0.16)	(0.11)	(0.06)
Net realized and unrealized gains (losses) on investments	0.08 **	0.54	(0.46)	3.11	(1.28)
Total from investment operations	(0.02)	0.37	(0.62)	3.00	(1.34)
Less distributions:
Dividend from net investment income	—	—	—	—	—
Distribution from net realized gains	—	—	—	—	—
Total from distributions	—	—	—	—	—
Net asset value, end of year	$5.74	$5.76	$5.39	$6.01	$3.01
TOTAL RETURN	(0.35%)	6.86%	(10.17%)	99.67%	(30.80%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s $)	13,793	19,265	33,794	32,728	10,481
Ratio of expenses to average net assets***	2.79%	3.29%	2.29%	2.82%	2.07%
Ratio of net investment loss to average net assets****	(1.61%)	(3.02%)	(2.24%)	(2.41%)	(1.41%)
Portfolio turnover rate	322.4%	142.9%	79.5%	119.9%	408.5%

*	Net investment loss per share is calculated using average shares outstanding.
**	The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
***
Computed after giving effect to adviser’s expense limitation undertaking. If the Fund had paid all of its expenses for the years ended September 30, 2006 and 2003, the ratios would have been 2.98% and 2.88%, respectively.

****	If the Fund had paid all of its expenses for the years ended September 30, 2006 and 2003, the ratios would have been (1.80%) and (2.47%), respectively.
The accompanying notes to financial statements are an integral part of these statements.

Reynolds Funds, Inc.
NOTES TO FINANCIAL STATEMENTS
September 30, 2006

(1)	Summary of Significant Accounting Policies —

The following is a summary of significant accounting policies of the Reynolds Funds, Inc. (the “Company”), which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. This Company consists of a series of three funds: the Reynolds Blue Chip Growth Fund (“Blue Chip Fund”), the Reynolds Opportunity Fund (“Opportunity Fund”) and the Reynolds Fund (“Reynolds Fund”) (collectively the “Funds”). The assets and liabilities of each Fund are segregated and a shareholder’s interest is limited to the Fund in which the shareholder owns shares. The Company was incorporated under the laws of Maryland on April 28,1988.

The investment objective of the Blue Chip Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks issued by well-established growth companies commonly referred to as “blue chip” companies; the investment objective of the Opportunity Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks having above average growth characteristics; and the investment objective of the Reynolds Fund is to produce long-term growth of capital.

(a) Each security for the Blue Chip Fund, Opportunity Fund and Reynolds Fund, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded on the Nasdaq National Markets (Nasdaq Global Select Market, Nasdaq Global Market and Nasdaq Capital Market formerly known as the Nasdaq National Market or the Nasdaq Small Cap Market) are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Short-term investments with maturities of 60 days are valued at amortized cost which approximates value. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. For financial reporting purposes, investment transactions are recorded on the trade date.

In September 2006, the Financial Accounting Standards Board issued its new Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management believes the adoption of FAS 157 will have no material impact on the financial statements of the Funds.

(b) Net realized gains and losses on sales of securities are computed on the identified cost basis.

(c) The Funds record dividend income on the ex-dividend date and interest income on an accrual basis.

(d) The Funds have investments in short-term variable rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Funds’ policy is to monitor the creditworthiness of the issuer and nonperformance by these issuers is not anticipated.

(e) Accounting principles generally accepted in the United States of America (“GAAP”) require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

(f) The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(g) No provision has been made for Federal income taxes since the Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

Reynolds Funds, Inc.
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2006

(1)	Summary of Significant Accounting Policies — (Continued)

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not meeting the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements but does not anticipate that FIN 48 will have a material impact on the Funds’ financial statements.

(2)	Investment Adviser and Management Agreement and Transactions With Related Parties —

The Funds have management agreements with Reynolds Capital Management (“RCM”), #with whom an officer and a director of the Funds is affiliated, to serve as investment adviser and manager. Under the terms of the agreements, the Blue Chip Fund, the Opportunity Fund and the Reynolds Fund will pay RCM a monthly management fee at the annual rate of 1% of such Funds’ daily net assets.

For the year ended September 30, 2006, RCM reimbursed the Opportunity Fund and the Reynolds Fund for expenses over 2.00% and 1.95%, respectively of such Fund’s daily net assets totaling $53,487 and $38,921, respectively. Reimbursements exclude interest expense on borrowings from the credit facility.

The Funds have administrative agreements with Fiduciary Management, Inc. (“FMI”), with whom an officer of the Funds is affiliated, to supervise all aspects of the Funds’ operations except those per#formed by RCM pursuant to the management agreements. Under the terms of the agreements, the Funds’ will pay FMI a monthly administrative fee at the annual rate of 0.20% of such Funds’ daily net assets up to and including $30,000,000 and 0.10% of such Funds’ daily net assets in excess of $30,000,000; subject to a fiscal year minimum of $20,000.

The Funds have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that each Fund adopting it may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of such Fund’s average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year.

In the normal course of business the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

On September 30, 2006, one of the Funds’ Directors owned approximately 9.5% and 8.5%, respectively of the outstanding shares of the Opportunity Fund and Reynolds Fund.

Reynolds Funds, Inc.
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2006

(3)	Credit Facility —

U.S. Bank, N.A. has made available to each Fund a credit facility pursuant to the respective Credit Agreements dated August 7, 2000 for the purpose of having cash available to satisfy redemption requests. The Reynolds Fund can also use the credit facility to purchase securities. The Credit Agreements expire July 31, 2007. The terms of the respective agreements are as follows:

	Blue Chip	Opportunity	Reynolds
	Fund	Fund	Fund
Payment Terms	Due in 45 days	Due in 45 days	Due in 90 days
Interest	Prime Rate - 1%	Prime Rate - 1%	Prime Rate - 1%
Unused Line Fees	0.10%	0.10%	0.10%
Credit Limit	$5,000,000	$975,000	$10,000,000
			Variable Limit
Average Daily Balance Outstanding	$7,723	$7,636	$2,470,630
Maximum Amount Outstanding	$260,000	$396,000	$7,219,000
Interest Expense	$5,578	$1,447	$169,470

(4)	Distributions to Shareholders —

Net investment income and net realized gains, if any, for the Funds are distributed to shareholders at least annually. On October 26, 2006, the Opportunity Fund distributed $2,483,590 from long-term realized gains ($3.59693 per share). The distribution was paid on October 27, 2006 to shareholders of record on October 25, 2006.

(5)	Investment Transactions —

For the year ended September 30, 2006, purchases and proceeds of sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales
Blue Chip Fund	$104,954,052	$131,359,106
Opportunity Fund	19,213,455	22,564,658
Reynolds Fund	61,134,995	72,069,663

(6)	Accounts Payable and Accrued Liabilities —

As of September 30, 2006, liabilities of the Funds included the following:

Blue Chip	Opportunity	Reynolds
Fund	Fund	Fund

Payable to brokers for securities purchased	$4,751,707	$513,329	$252,659
Payable to RCM for management fees	32,122	9,118	11,726
Payable to FMI for administrative fees	5,678	1,824	2,345
Payable to shareholders for redemptions	—	—	1,566
Due to custodian	24,420	1,524	212
Interest payable	417	81	833
Other liabilities	89,582	38,383	11,497
Loan payable	—	—	—

Reynolds Funds, Inc.
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2006

(7)	Sources of Net Assets —

As of September 30, 2006, the sources of net assets were as follows:

	Blue Chip	Opportunity	Reynolds
	Fund	Fund	Fund
Fund shares issued and outstanding	$131,941,302	$7,079,061	$63,176,353
Net unrealized appreciation on investments	928,314	1,591,369	357,850
Accumulated net realized (loss) gain on investments	(94,582,099)	2,469,500	(49,740,776)
	$38,287,517	$11,139,930	$13,793,427

(8)	Income Tax Information —

The following information for the Funds is presented on an income tax basis as of September 30, 2006:

		Gross	Gross	Net Unrealized	Distributable	Distributable
	Cost of	Unrealized	Unrealized	Appreciation	Ordinary	Long-Term
	Investments	Appreciation	Depreciation	on Investments	Income	Capital Gains
Blue Chip Fund	$38,260,332	$1,161,308	$232,994	$928,314	$—	$—
Opportunity Fund	10,123,372	1,676,768	99,489	1,577,279	—	2,483,590
Reynolds Fund	13,720,783	528,664	180,129	348,535	—	—

The difference, if any, between the cost amount for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax components of dividends paid during the year ended September 30, 2006, capital loss carryovers, which may be used to offset future capital gains, subject to Internal Revenue Code limitations (expiring in varying amounts through 2013), as of September 30, 2006, and tax basis post-October losses as of September 30, 2006, which are not recognized for tax purposes until the first day of the following fiscal year are:

	September 30, 2006				September 30, 2005
	Ordinary	Long-Term	Net Capital	Ordinary	Long-Term
	Income	Capital Gains	Loss	Post-October	Income	Capital Gains
	Distributions	Distributions	Carryovers	Losses	Distributions	Distributions
Blue Chip Fund	$—	$—	$94,582,099	$—	$—	$—
Opportunity Fund	—	22,906	—	—	—	1,432,499
Reynolds Fund	—	—	49,731,467	—	—	—

The Reynolds Fund has utilized $9,052,923 of its post-October losses from the prior year to increase current year net capital losses. The Blue Chip Fund has utilized $9,623,899 of its capital loss carryovers during the year ended September 30, 2006.

Since there were no ordinary distributions paid for the year ended September 30, 2006 for the Funds, there are no distributions designated as qualifying for the dividends received deduction for corporate shareholders nor as qualified dividend income under the Jobs and Growth Tax Relief Act of 2003 (unaudited).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders
of Reynolds Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (Reynolds Blue Chip Fund only), statements of net assets and the related statements of operations, of changes in net assets, of cash flows (Reynolds Fund only) and the financial highlights present fairly, in all material respects, the financial position of Reynolds Blue Chip Growth Fund, Reynolds Opportunity Fund and Reynolds Fund (constituting Reynolds Funds, Inc., hereafter referred to as the “Funds”) at September 30, 2006, the results of each of their operations, the changes in each of their net assets, their cash flows (Reynolds Fund only) and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Milwaukee, Wisconsin
November 1, 2006

Reynolds Funds, Inc.
DIRECTORS AND OFFICERS

Other
		Term of		# of Funds	Directorships
	Position	Office and		in Complex	Held by
Name, Age	Held with	Length of	Principal Occupation(s)	Overseen	Director
and Address	the Funds	Time Served	During Past Five Years	by Director	or Officer

Non-Interested Directors:
Dennis N. Moser, 64	Director	Indefinite Term	Mr. Moser is an independent consultant. From	3	None
77 Stockbridge		Since January	2000 to 2001 he was the Chief Information
Atherton, CA 94026		2002	Officer of Schoolpop, Inc., a fund raising firm.

Robert E. Stauder, 76	Director	Indefinite Term	Mr. Stauder is retired. He was a principal of	3	None
5 Marsh Drive		Since 1988	Robinson Mills + Williams, an architectural
Mill Valley, CA 94941			and interior design firm, from 1991 until 1996.

Interested Director:
Frederick L. Reynolds,* 64	Director,	Indefinite Term	Mr. Reynolds is the sole proprietor of	3	None
290 South Ulukoa Place		Since 1988	Reynolds Capital Management, the Funds’
Lahaina, HI 96761	President	One Year Term	investment adviser, organized in April, 1985.
	and	Since 1988
Treasurer

Other Officers:
Andrew Rogers, 37	Chief	At Discretion	Mr. Rogers is the President and Manager of
Fund Compliance	Compliance	of Board	Gemini Fund Services, LLC and has been	N/A	None
Services, LLC	Officer	Since October	employed by such firm in various capacities
450 Wireless Blvd.		2006	since 2001. Mr. Rogers is also President of
Hauppauge, NY 11788			Fund Compliance Services, LLC and President
of GemCom LLC both since 2004.

Camille F. Wildes, 54	Secretary	One Year Term	Ms. Wildes is a Vice President of Fiduciary	N/A	None
100 E. Wisconsin Ave.		Since 1988	Management, Inc., the Funds’ administrator,
Suite 2200			and has been employed by such firm in
Milwaukee, WI 53202			various capacities since December, 1982.
__________
*
Mr. Reynolds is the only interested director of the Company as that term is defined in the Investment Company Act of 1940. Mr. Reynolds is an interested director of the Company by reason of his being an officer of the Company and the sole proprietor of the investment adviser.

For additional information about the Directors and Officers or for a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call (800) 773-9665 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the twelve month period ending June 30, 2006 is available on the Funds’ website at http://www.reynoldsfunds.com or the website of the Commission. The Funds’ file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Commission’s website. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

REYNOLDS FUNDS
c/o U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
www.reynoldsfunds.com

Board of Directors
DENNIS N. MOSER
FREDERICK L. REYNOLDS
ROBERT E. STAUDER

Investment Adviser
REYNOLDS CAPITAL MANAGEMENT
290 South Ulukoa Place
Lahaina, Hawaii 96761

Administrator
FIDUCIARY MANAGEMENT, INC.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Transfer Agent and
Dividend Disbursing Agent
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-800-773-9665
or 1-800-7REYNOLDS
1-414-765-4124

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm
PRICEWATERHOUSECOOPERS LLP
100 East Wisconsin Avenue
Suite 1800
Milwaukee, Wisconsin 53202

Legal Counsel
FOLEY & LARDNER LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Registrant has adopted a code of ethics. See attached Exhibit 12 (a).

Item 3. Audit Committee Financial Expert.

Registrant’s Board of Directors has determined that it does not have an “audit committee financial expert” serving on its audit committee. While Registrant believes that each of the members of its audit committee has sufficient knowledge of accounting principles and financial statements to serve on the audit committee, none has the requisite experience to qualify as an “audit committee financial expert” as such term is defined by the Securities and Exchange Commission.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

$37,000 (FY 2006) and $56,390 (FY 2005) are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees

There were no fees billed in each of the last two fiscal years for Audit-Related Fees.

(c) Tax Fees

$29,490 (FY 2006) and $25,800 (FY 2005) are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, tax planning and tax return preparation. The tax fees reported above for FY 2006 include fees for services related to the liquidation of two funds.

There were no fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to registrant’s investment adviser for tax compliance, tax advice and tax planning that were required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees

There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) - (c) of this Item 4.

There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to registrant’s investment adviser, which were required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) or Rule 2-01 or Regulation S-X.

(e) (1) None

(e) (2) None

(f) Not applicable.

(g) See the tax fees disclosed in paragraph (c) of this Item 4.

(h) Not applicable, as no non-audit services were provided to registrant’s investment adviser.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities By Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)
The disclosure controls and procedures of the Reynolds Funds, Inc. are periodically evaluated. As of September 29, 2006, the date of the last evaluation, we concluded that our disclosure controls and procedures are adequate.

(b)
The internal controls of the Reynolds Funds, Inc. are periodically evaluated. There were no changes to Reynolds Funds’ internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, such controls.

Item 12. Exhibits.

(a)	Any code of ethics or amendment thereto. Filed herewith.

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Reynolds Funds, Inc.
Registrant

By   /s/ Frederick L. Reynolds
Frederick L. Reynolds, Principal Executive Officer

Date  November 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Reynolds Funds, Inc.
Registrant

By   /s/Frederick L. Reynolds
Frederick L. Reynolds, Principal Financial Officer

Date  November 24, 2006